AXP(R)
                                                                        Emerging
                                                                    Markets Fund
                                                          2002 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) compass

AXP Emerging Markets Fund seeks to provide shareholders with long-term capital growth.



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Expanding Your Opportunities

As free enterprise expands around the world, so do investment opportunities.
Some of the most exciting ones can be found in the so-called "emerging markets"
-- smaller economies located largely in Asia, Latin America and Eastern Europe.
Attracted by their rapid growth potential, many aggressive investors have made these markets, which have a higher-than-average risk level, an integral part of their portfolios.

CONTENTS

From the Chairman                                   3

Portfolio Manager Q & A                             4

Fund Facts                                          6

The 10 Largest Holdings                             7

Financial Statements (Fund)                         8

Notes to Financial Statements (Fund)               11

Financial Statements (Portfolio)                   16

Notes to Financial Statements (Portfolio)          18

Investments in Securities                          21

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2 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments.
At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson

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3 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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(picture of) Julian Thompson
Julian Thompson
Portfolio manager

Portfolio Manager Q & A

Q: How did AXP Emerging Markets Fund perform over the six-month period ended
April 30, 2002?

A: In a period where emerging market stocks soared past most other sectors of the investment markets, AXP Emerging Markets Fund generated a return of 27.64%
(Class A shares not including sales charges). By comparison, the Morgan Stanley
Capital International Emerging Markets Free Index and the Lipper Emerging
Markets Funds Index returned 33.67% and 32.66%, respectively, for the same period.

Q: What factors affected the Fund's performance during the period?

A: The strong performance that the emerging markets enjoyed over the six-month period was driven by two main factors. First, the U.S. economy proved surprisingly resilient in the wake of the September 11 terrorist attacks. This ensured an ongoing source of demand both for manufactured goods and commodity exports from emerging markets. Oil producing countries, such as Mexico and Russia, did especially well as the price of oil managed to sustain a level above
$20 per barrel for most of the period. Asian manufacturing economies such as Korea and Taiwan, which had suffered most from a slowdown in the technology sector in the early part of 2001, also began to see signs of a turnaround in demand for exports of their manufactured goods. Secondly, the positive performance of emerging markets owed more to signs of strength in domestic demand than it did to exports and commodity prices. For the first time since
1997, consumer borrowing activity in Asia increased, which is changing the structure of Asian economies and driving strong earnings growth in the financial and consumer sectors. The Korean market was the best example of this phenomenon and was also the strongest market over the period.

Q: What changes did you make to the Fund's portfolio?

A: We began the period with a heavy emphasis on Asian markets, and we maintained that primary exposure throughout the six-month span. These markets, while enjoying stellar performance in recent months, came off of such low levels that we believed they continued to have significant upside potential. South Korea and Taiwan represented the two largest positions in the portfolio. Mexico also continued to be a major player in the Fund's asset mix, but in recent months, we reduced our exposure to Latin American markets as a whole due to concerns about the pace of economic reforms in many key nations of that region. Russia remained an area of prime interest, particularly in the energy sector which has benefited from recent oil price shakeups caused by rising tensions in the Middle East.

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4 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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Q: What is your outlook for the coming months?

A: Even with the recent rally in emerging market stocks, we remain confident about the general outlook for this sector. While, as is always the case, it is likely to generate significant volatility, we still see many reasons to expect continued positive results. Asian markets, for instance, are well positioned to benefit from the anticipated pick-up in exports as the U.S. and other world economies resume more typical rates of growth. But more than that, financial liquidity is improving in many of these countries, boosting domestic demand as well. Korea's economy in particular is almost in danger of growing too fast, a problem few nations around the world share at this time. As has been the case for the past six months, we expect that emerging market stocks will continue to offer more attractive opportunities in the near term than will stocks of developed markets.

Q: How are you positioning the Fund in light of your outlook?

A: We continue to emphasize Asian markets, which we anticipate will still lead performance in the emerging markets sector. We also anticipate that from an industry perspective, energy and financial companies offer some of the most exciting growth potential, and have placed increased emphasis in those industries. If economic growth on a global level continues to improve, the Fund should be effectively positioned to capitalize on opportunities in the emerging markets.

Julian Thompson

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5 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $4.71
Oct. 31, 2001                                                     $3.69
Increase                                                          $1.02

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +27.64%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $4.53
Oct. 31, 2001                                                     $3.56
Increase                                                          $0.97

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +27.25%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $4.54
Oct. 31, 2001                                                     $3.56
Increase                                                          $0.98

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +27.53%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $4.75
Oct. 31, 2001                                                     $3.72
Increase                                                          $1.03

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +27.69%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                             Percent               Value
                                         (of net assets)  (as of April 30, 2002)

Samsung Electronics (South Korea)              4.0%            $10,060,322
Kookmin Bank New (South Korea)                 3.9              10,004,557
Petroleo Brasileiro (Brazil)                   3.1               8,000,542
Telefonos de Mexico ADR Cl L (Mexico)          3.0               7,610,948
Taiwan Semiconductor Mfg (Taiwan)              2.9               7,378,262
SK Telecom (South Korea)                       2.9               7,327,035
China Mobile (Hong Kong)                       2.8               7,226,805
Samsung Electronics (South Korea) Preferred    2.5               6,456,922
YUKOS ADR (Russia)                             2.5               6,306,300
Anglo American (United Kingdom)                2.4               5,977,528

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 30.0% of net assets

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7 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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


Financial Statements

Statement of assets and liabilities
AXP Emerging Markets Fund

April 30, 2002 (Unaudited)

Assets
Investment in Portfolio (Note 1)                                                                      $ 254,185,943
Capital shares receivable                                                                                     4,019
                                                                                                              -----
Total assets                                                                                            254,189,962
                                                                                                        -----------

Liabilities
Accrued distribution fee                                                                                      3,575
Accrued service fee                                                                                               2
Accrued transfer agency fee                                                                                   1,823
Accrued administrative services fee                                                                             708
Other accrued expenses                                                                                       79,538
                                                                                                             ------
Total liabilities                                                                                            85,646
                                                                                                             ------
Net assets applicable to outstanding capital stock                                                    $ 254,104,316
                                                                                                      =============

Represented by
Capital stock -- $.01 par value (Note 1)                                                              $     546,481
Additional paid-in capital                                                                              361,401,557
Net operating loss                                                                                         (425,042)
Accumulated net realized gain (loss) (Note 5)                                                          (136,790,496)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    29,371,816
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                              $ 254,104,316
                                                                                                      =============
Net assets applicable to outstanding shares:                Class A                                   $ 167,705,961
                                                            Class B                                   $  86,071,573
                                                            Class C                                   $     277,218
                                                            Class Y                                   $      49,564
Net asset value per share of outstanding capital stock:     Class A shares         35,570,976         $        4.71
                                                            Class B shares         19,005,545         $        4.53
                                                            Class C shares             61,117         $        4.54
                                                            Class Y shares             10,432         $        4.75
                                                                                       ------         -------------

See accompanying notes to financial statements.

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8 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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Statement of operations
AXP Emerging Markets Fund

Six months ended April 30, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                               $ 2,563,907
Interest                                                                                                    184,025
   Less foreign taxes withheld                                                                             (368,067)
                                                                                                           --------
Total income                                                                                              2,379,865
                                                                                                          ---------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         1,501,590
Distribution fee
   Class A                                                                                                  200,262
   Class B                                                                                                  409,422
   Class C                                                                                                      990
Transfer agency fee                                                                                         415,667
Incremental transfer agency fee
   Class A                                                                                                   31,412
   Class B                                                                                                   26,137
   Class C                                                                                                       61
Service fee -- Class Y                                                                                           48
Administrative services fees and expenses                                                                   120,473
Compensation of board members                                                                                 4,700
Printing and postage                                                                                         54,072
Registration fees                                                                                            31,192
Audit fees                                                                                                    3,125
Other                                                                                                         5,955
                                                                                                              -----
Total expenses                                                                                            2,805,106
   Earnings credits on cash balances (Note 2)                                                                  (198)
                                                                                                               ----
Total net expenses                                                                                        2,804,908
                                                                                                          ---------
Investment income (loss) -- net                                                                            (425,043)
                                                                                                           --------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                 21,473,890
   Foreign currency transactions                                                                           (852,676)
                                                                                                           --------
Net realized gain (loss) on investments                                                                  20,621,214
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    37,625,075
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                    58,246,289
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $57,821,246
                                                                                                        ===========

See accompanying notes to financial statements.

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9 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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Statements of changes in net assets
AXP Emerging Markets Fund

                                                                               April 30, 2002         Oct. 31, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                  $   (425,043)        $    (812,459)
Net realized gain (loss) on investments                                            20,621,214           (92,494,398)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              37,625,075            19,031,752
                                                                                   ----------            ----------
Net increase (decrease) in net assets resulting from operations                    57,821,246           (74,275,105)
                                                                                   ----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                               --                (1,839)
     Class B                                                                               --                    --
     Class C                                                                               --                    (1)
     Class Y                                                                               --                    (1)
                                                                                           --                    --
Total distributions                                                                        --                (1,841)
                                                                                           --                ------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                         44,348,988            99,235,687
   Class B shares                                                                   3,771,861             7,259,128
   Class C shares                                                                     112,344               180,607
   Class Y shares                                                                   5,619,017                22,492
Reinvestment of distributions at net asset value
   Class A shares                                                                          --                 1,817
   Class B shares                                                                          --                    --
   Class C shares                                                                          --                     1
   Class Y shares                                                                          --                     1
Payments for redemptions
   Class A shares                                                                 (57,705,833)         (142,436,235)
   Class B shares (Note 2)                                                         (9,985,096)          (28,139,067)
   Class C shares (Note 2)                                                           (105,892)              (10,467)
   Class Y shares                                                                  (5,714,725)               (5,951)
                                                                                   ----------                ------
Increase (decrease) in net assets from capital share transactions                 (19,659,336)          (63,891,987)
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                            38,161,910          (138,168,933)
Net assets at beginning of period                                                 215,942,406           354,111,339
                                                                                  -----------           -----------
Net assets at end of period                                                      $254,104,316         $ 215,942,406
                                                                                 ============         =============
Undistributed net investment income (loss)                                       $   (425,042)        $           1
                                                                                 ------------         -------------

See accompanying notes to financial statements.

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10 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

(Unaudited as to April 30, 2002)

AXP Emerging Markets Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Emerging Markets Portfolio

The Fund invests all of its assets in Emerging Markets Portfolio (the
Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with long-term growth of capital by investing primarily in stocks of companies in developing countries offering growth potential.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2002 was 99.97%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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11 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.00

o   Class B $20.00

o   Class C $19.50

o   Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $122,165 for Class A, $46,171 for Class B and $32 for Class C for the six months ended April 30, 2002.

During the six months ended April 30, 2002, the Fund's transfer agency fees were reduced by $198 as a result of earnings credits from overnight cash balances.

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12 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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


3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended April 30, 2002
                                             Class A          Class B            Class C         Class Y

Sold                                       10,020,302           869,342           24,916         1,173,204
Issued for reinvested distributions                --                --               --                --
Redeemed                                  (13,062,403)       (2,383,059)         (26,639)       (1,185,410)
                                          -----------        ----------          -------        ----------
Net increase (decrease)                    (3,042,101)       (1,513,717)          (1,723)          (12,206)
                                           ----------        ----------           ------           -------

                                                               Year ended Oct. 31, 2001
                                             Class A          Class B            Class C           Class Y

Sold                                       23,273,039         1,734,419           44,796             5,177
Issued for reinvested distributions               417                --               --                --
Redeemed                                  (33,322,106)       (6,879,729)          (2,837)           (1,347)
                                          -----------        ----------           ------            ------
Net increase (decrease)                   (10,048,650)       (5,145,310)          41,959             3,830
                                          -----------        ----------           ------             -----

4. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
April 30, 2002.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $155,518,311 as of Oct. 31, 2001, that will expire in 2005 through 2009 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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13 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $3.69       $ 4.81        $4.99        $3.44       $ 5.33

Income from investment operations:

Net investment income (loss)                                         --           --         (.02)         .02          .04

Net gains (losses) (both realized and unrealized)                  1.02        (1.12)        (.16)        1.54        (1.79)

Total from investment operations                                   1.02        (1.12)        (.18)        1.56        (1.75)

Less distributions:

Dividends from net investment income                                 --           --           --         (.01)          --

Distributions from realized gains                                    --           --           --           --         (.14)

Total distributions                                                  --           --           --         (.01)        (.14)

Net asset value, end of period                                    $4.71       $ 3.69        $4.81        $4.99       $ 3.44

Ratios/supplemental data

Net assets, end of period (in millions)                            $168         $143         $234         $251         $187

Ratio of expenses to average daily net assets(c)                  2.05%(d)     2.02%        1.83%        2.03%        1.93%

Ratio of net investment income (loss)
to average daily net assets                                       (.09%)(d)    (.02%)       (.38%)        .14%         .82%

Portfolio turnover rate (excluding short-term securities)          134%         193%         143%         143%         108%

Total return(e)                                                  27.64%      (23.28%)      (3.60%)      45.13%      (33.74%)


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $3.56       $ 4.67        $4.88        $3.39       $ 5.29

Income from investment operations:

Net investment income (loss)                                       (.02)        (.04)        (.07)        (.05)          --

Net gains (losses) (both realized and unrealized)                   .99        (1.07)        (.14)        1.54        (1.76)

Total from investment operations                                    .97        (1.11)        (.21)        1.49        (1.76)

Less distributions:

Distributions from realized gains                                    --           --           --           --         (.14)

Net asset value, end of period                                    $4.53       $ 3.56        $4.67        $4.88       $ 3.39

Ratios/supplemental data

Net assets, end of period (in millions)                             $86          $73         $120         $130          $97

Ratio of expenses to average daily net assets(c)                  2.83%(d)     2.79%        2.60%        2.81%        2.71%

Ratio of net investment income (loss)
to average daily net assets                                       (.86%)(d)    (.80%)      (1.14%)       (.63%)        .07%

Portfolio turnover rate (excluding short-term securities)          134%         193%         143%         143%         108%

Total return(e)                                                  27.25%      (23.77%)      (4.30%)      43.87%      (34.24%)


See accompanying notes to financial highlights.

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14 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



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


Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(f)        2001      2000(b)

Net asset value, beginning of period                              $3.56       $ 4.68        $5.64

Income from investment operations:

Net investment income (loss)                                       (.01)        (.04)        (.01)

Net gains (losses) (both realized and unrealized)                   .99        (1.08)        (.95)

Total from investment operations                                    .98        (1.12)        (.96)

Net asset value, end of period                                    $4.54       $ 3.56        $4.68

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--

Ratio of expenses to average daily net assets(c)                  2.83%(d)     2.79%        2.60%(d)

Ratio of net investment income (loss)
to average daily net assets                                       (.73%)(d)    (.63%)      (2.06%)(d)

Portfolio turnover rate (excluding short-term securities)          134%         193%         143%

Total return(e)                                                  27.53%      (23.93%)     (17.02%)


Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $3.72       $ 4.83        $4.99        $3.45       $ 5.33

Income from investment operations:

Net investment income (loss)                                         --          .01         (.01)         .02          .04

Net gains (losses) (both realized and unrealized)                  1.03        (1.12)        (.15)        1.53        (1.78)

Total from investment operations                                   1.03        (1.11)        (.16)        1.55        (1.74)

Less distributions:

Dividends from net investment income                                 --           --           --         (.01)          --

Distributions from realized gains                                    --           --           --           --         (.14)

Total distributions                                                  --           --           --         (.01)        (.14)

Net asset value, end of period                                    $4.75       $ 3.72        $4.83        $4.99       $ 3.45

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--          $--          $--

Ratio of expenses to average daily net assets(c)                  1.49%(d)     1.84%        1.66%        1.88%        1.86%

Ratio of net investment income (loss)
to average daily net assets                                       (.48%)(d)     .21%        (.29%)       1.18%        1.03%

Portfolio turnover rate (excluding short-term securities)          134%         193%         143%         143%         108%

Total return(e)                                                  27.69%      (22.98%)      (3.21%)      45.29%      (33.66%)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended April 30, 2002 (Unaudited).

--------------------------------------------------------------------------------
15 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities
Emerging Markets Portfolio

April 30, 2002 (Unaudited)

Assets
Investments in securities at value, (Note 1)*
   (identified cost $220,104,875)                                                                      $249,478,331
Cash in bank on demand deposit                                                                            1,909,393
Dividends and accrued interest receivable                                                                 1,085,633
Receivable for investment securities sold                                                                12,165,480
                                                                                                         ----------
Total assets                                                                                            264,638,837
                                                                                                        -----------

Liabilities
Payable for investment securities purchased                                                               8,006,987
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                          2,797
Payable upon return of securities loaned (Note 4)                                                         2,200,000
Accrued investment management services fee                                                                    7,823
Other accrued expenses                                                                                      155,706
                                                                                                            -------
Total liabilities                                                                                        10,373,313
                                                                                                         ----------
Net assets                                                                                             $254,265,524
                                                                                                       ============
* Including securities on loan, at value (Note 4)                                                      $  2,175,000
                                                                                                       ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



Statement of operations
Emerging Markets Portfolio

Six months ended April 30, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                               $ 2,564,689
Interest                                                                                                    184,080
   Less foreign taxes withheld                                                                             (368,180)
                                                                                                           --------
Total income                                                                                              2,380,589
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        1,332,865
Compensation of board members                                                                                 5,192
Custodian fees                                                                                              150,316
Audit fees                                                                                                    9,250
Other                                                                                                         8,816
                                                                                                              -----
Total expenses                                                                                            1,506,439
   Earnings credits on cash balances (Note 2)                                                                (4,395)
                                                                                                             ------
Total net expenses                                                                                        1,502,044
                                                                                                          ---------
Investment income (loss) -- net                                                                             878,545
                                                                                                            -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        21,480,325
   Foreign currency transactions                                                                           (852,873)
                                                                                                           --------
Net realized gain (loss) on investments                                                                  20,627,452
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    37,636,078
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                    58,263,530
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $59,142,075
                                                                                                        ===========


Statements of changes in net assets
Emerging Markets Portfolio

                                                                               April 30, 2002         Oct. 31, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations
Investment income (loss) -- net                                                  $    878,545         $   2,217,247
Net realized gain (loss) on investments                                            20,627,452           (92,517,031)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              37,636,078            19,035,722
                                                                                   ----------            ----------
Net increase (decrease) in net assets resulting from operations                    59,142,075           (71,264,062)
                                                                                   ----------           -----------
Proceeds from contributions                                                        36,769,118            64,447,613
Fair value of withdrawals                                                         (57,725,846)         (131,359,603)
                                                                                  -----------          ------------
Net contributions (withdrawals) from partners                                     (20,956,728)          (66,911,990)
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                            38,185,347          (138,176,052)
Net assets at beginning of period                                                 216,080,177           354,256,229
                                                                                  -----------           -----------
Net assets at end of period                                                      $254,265,524         $ 216,080,177
                                                                                 ============         =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

(Unaudited as to April 30, 2002)

Emerging Markets Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
18 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Emerging Markets Fund to the Lipper Emerging Markets

--------------------------------------------------------------------------------
19 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT



Funds Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $1,347 for the six months ended April 30, 2002.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset
Management International Inc., a wholly-owned subsidiary of AEFC.

During the six months ended April 30, 2002, the Portfolio's custodian fees were reduced by $4,395 as a result of earnings credits from overnight cash balances.
The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors
Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $306,984,580 and $302,686,827 respectively, for the six months ended April 30, 2002. For the same period, the portfolio turnover rate was 134%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

As of April 30, 2002, securities valued at $2,175,000 were on loan to brokers.
For collateral, the Portfolio received $2,200,000 in cash. Income from securities lending amounted to $71,555 for the six months ended April 30, 2002.
The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. FOREIGN CURRENCY CONTRACTS

As of April 30, 2002, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:


Exchange date              Currency to               Currency to            Unrealized          Unrealized
                          be delivered               be received          appreciation        depreciation

May 2, 2002                    168,506                 1,314,174               $--               $    4
                           U.S. Dollar          Hong Kong Dollar

May 2, 2002                 19,626,623                   453,690                --                   52
                             Thai Baht               U.S. Dollar

May 2, 2002                    439,896                19,003,527                --                  559
                           U.S. Dollar                 Thai Baht

May 7, 2002                    756,495                 8,033,977                --                  975
                           U.S. Dollar        South African Rand

May 7, 2002                    949,043                40,998,658                --                1,207
                           U.S. Dollar                 Thai Baht
                                                                               ---               ------

Total                                                                          $--               $2,797
                                                                               ---               ------


--------------------------------------------------------------------------------
20 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT

Investments in Securities

Emerging Markets Portfolio

April 30, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.6%)(c)

Issuer                                                Shares            Value(a)

Brazil (7.4%)

Beverages & tobacco (0.8%)
Companhia de Bebidas das Americas ADR                 96,772          $2,029,309

Energy (3.1%)
Petroleo Brasileiro                                  325,573           8,000,542

Metals (1.0%)
Companhia Siderurgica Nacional                   135,030,000           2,632,042

Paper & packaging (1.1%)
Aracruz Celulose ADR                                 126,089(b)        2,742,436

Utilities -- electric (0.2%)
Companhia Paranaense de Energia ADR                   64,704             461,340

Utilities -- telephone (1.2%)
Telemar Norte Leste                              138,834,000           3,048,650

Chile (0.7%)

Utilities -- electric
Empresa Nacional de Electricidad                     180,506           1,673,290

Hong Kong (6.0%)

Communications equipment & services (2.8%)
China Mobile                                       2,206,000(b)        7,226,805

Energy (1.1%)
CNOOC                                              2,131,500           2,814,962

Financial services (2.1%)
Henderson Land Development                           546,000           2,660,272
Sun Hung Kai Properties                              302,000           2,633,091
Total                                                                  5,293,363

Hungary (1.1%)

Energy
MOL Magyar Olaj-es Gazipari GDR                      132,989           2,742,233

India (6.3%)

Banks and savings & loans (0.8%)
HDFC Bank ADR                                        131,000           1,978,100

Building materials & construction (0.7%)
Associated Cement                                    605,132           1,863,134

Computers & office equipment (1.0%)
Infosys Technologies                                  34,700           2,616,506

Health care (1.5%)
Cipla                                                 87,540           1,836,766
Ranbaxy Laboratories                                 106,541           1,851,022
Total                                                                  3,687,788

Household products (1.6%)
Hindustan Lever                                      955,525           3,960,361

Leisure time & entertainment (0.7%)
Hero Honda Motors                                    254,743           1,849,789

Indonesia (1.1%)

Beverages & tobacco
Hanjaya Mandala Sampoerna                          5,801,300           2,720,331

Israel (1.0%)

Banks and savings & loans
Bank Hapoalim                                      1,614,771           2,466,507

Malaysia (5.8%)

Automotive & related (0.8%)
Perusahaan Otomobil Nasional Berhad                  646,000           1,921,000

Banks and savings & loans (2.1%)
Malayan Banking                                    2,235,800           5,412,989

Leisure time & entertainment (2.9%)
Resorts World                                      1,242,000           3,431,842
Tanjong Public                                     1,428,000           4,020,948
Total                                                                  7,452,790

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Mexico (9.0%)

Beverages & tobacco (2.5%)
Coca-Cola Femsa ADR                                   67,079          $1,863,455
Grupo Modelo Series C                              1,633,219           4,423,051
Total                                                                  6,286,506

Communications equipment & services (0.5%)
America Movil ADR Cl L                                74,157           1,383,028

Financial services (2.2%)
Grupo Financiero BBVA Bancomer Cl O                5,751,944(b)        5,711,881

Media (0.8%)
Grupo Televisa ADR                                    42,601(b)        1,925,565

Utilities -- telephone (3.0%)
Telefonos de Mexico ADR Cl L                         201,135           7,610,948

Peru (1.0%)

Metals
Compania de Minas Buenaventura ADR                    98,472           2,625,264

Poland (1.6%)

Banks and savings & loans
Bank Polska Kasa Opieki                              148,215(b)        4,080,095

Russia (4.3%)

Communications equipment & services (0.3%)
VimpelCom ADR                                         27,255(b)          645,944

Energy (3.6%)
Lukoil Holding ADR                                    39,608           2,808,999
YUKOS ADR                                             42,900           6,306,300
Total                                                                  9,115,299

Utilities -- electric (0.3%)
RAO Unified Energy Systems ADR                        53,350             800,250

Utilities -- gas (0.1%)
Sibneft ADR                                           19,300(b)          359,945

Singapore (1.5%)

Banks and savings & loans (1.1%)
United Overseas Bank                                 348,000           2,766,021

Transportation (0.4%)
Keppel                                               456,000           1,057,129

South Africa (3.0%)

Banks and savings & loans (1.2%)
Standard Bank Investment                             882,166           2,862,101

Insurance (1.1%)
Sanlam                                             3,302,289           2,763,890

Metals (0.7%)
Gold Fields                                          156,000           1,880,738

South Korea (20.3%)

Automotive & related (1.1%)
Hyundai Motor                                         78,097           2,896,840

Banks and savings & loans (5.3%)
Kookmin Bank New                                     219,803          10,004,557
Shinhan Financial Group                              253,910           3,433,735
Total                                                                 13,438,292

Beverages & tobacco (1.3%)
Hite Brewery                                          60,120           3,368,262

Communications equipment & services (2.9%)
SK Telecom                                            37,700           7,327,035

Electronics (5.4%)
Samsung Electro Mechanics                             60,470           3,560,770
Samsung Electronics                                   34,080          10,060,322
Total                                                                 13,621,092

Food (1.0%)
Cheil Jedang                                          61,500           2,651,907

Insurance (1.2%)
Samsung Fire & Marine                                 44,000           2,975,155

Metals (1.1%)
POSCO                                                 29,420           2,921,425

Retail (1.0%)
Shinsegae                                             15,160           2,512,901

Taiwan (14.1%)

Banks and savings & loans (4.2%)
Bank Sinopac                                       6,051,000(b)        2,963,101
Chinatrust Commercial Bank                         5,989,000           5,296,182
Taipei Bank                                        3,315,000           2,310,837
Total                                                                 10,570,120

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Taiwan (cont.)

Computers & office equipment (2.3%)
Asustek Computer                                     621,250          $2,245,848
Compal Electronics                                 2,658,000           3,567,889
Total                                                                  5,813,737

Electronics (5.6%)
Realtek Semiconductor                                551,000           2,587,078
Taiwan Semiconductor Mfg                           2,927,357           7,378,262
United Microelectronics                            2,888,000           4,409,033
Total                                                                 14,374,373

Industrial equipment & services (1.0%)
Phoenixtec Power                                   2,930,000           2,633,253

Retail (1.0%)
President Chain Store                              1,395,000           2,431,084

Thailand (2.6%)

Banks and savings & loans (1.5%)
Bangkok Bank                                       2,533,600(b)        3,748,709

Utilities -- telephone (1.1%)
Advanced Info Service Public ADR                   2,789,600(b)        2,837,647

Turkey (3.5%)

Banks and savings & loans (1.9%)
Akbank T.A.S.                                    765,575,892           2,427,227
Yapi Kredit Finance                              830,467,080(b)        2,385,153
Total                                                                  4,812,380

Multi-industry conglomerates (1.6%)
Koc Holding                                      183,620,000           4,040,873

United Kingdom (2.4%)

Metals
Anglo American                                       379,093           5,977,528

Total common stocks
(Cost: $207,566,938)                                                $235,421,484

Preferred stocks (3.6%)(c)

Issuer                                                Shares            Value(a)

South Korea
Hyundai Motor                                        164,200          $2,715,413
Samsung Electronics                                   43,070           6,456,922

Total preferred stocks
(Cost: $7,654,129)                                                    $9,172,335

Short-term securities (1.9%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agency (1.2%)
Federal Natl Mtge Assn Disc Nt
         08-08-02               1.85%             $3,200,000          $3,184,602

Commercial paper (0.7%)
UBS Finance (Delaware)
         05-01-02               1.90               1,700,000           1,699,910

Total short-term securities
(Cost: $4,883,808)                                                    $4,884,512

Total investments in securities
(Cost: $220,104,875)(d)                                             $249,478,331

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2002, the cost of securities for federal income tax purposes was approximately $220,105,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $33,062,000

     Unrealized depreciation                                         (3,689,000)
                                                                     ----------
     Net unrealized appreciation                                    $29,373,000
                                                                    -----------

--------------------------------------------------------------------------------
23 AXP EMERGING MARKETS FUND -- SEMIANNUAL REPORT

AXP Emerging Markets Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IDEAX    Class B: IEMBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6344 G (6/02)